 BMW Vehicle Lease Trust 2007-1

Collection Period Ending:	10/31/07		1 Month LIBOR:			4.706250%
Previous Payment Date:	11/02/07		Interest Rate Cap:			4.30%
Current Payment Date:	11/15/07		Accrued Interest Days (30/360):			13
			Accrued Interest Days (act/360):			13

Balances

		Initial	Beginning of Period	End of Period
Securitization Value		1,369,888,441.01	1,369,888,441.01	1,324,139,905.76
Reserve Account		3,424,721.10	3,424,721.10	3,424,721.10

Notes
Class A-1 Notes		235,000,000.00	235,000,000.00	177,164,714.54
Class A-2a Notes		140,000,000.00	140,000,000.00	140,000,000.00
Class A-2b Notes		274,000,000.00	274,000,000.00	274,000,000.00
Class A-3a Notes		210,000,000.00	210,000,000.00	210,000,000.00
Class A-3b Notes		391,000,000.00	391,000,000.00	391,000,000.00
		1,250,000,000.00	1,250,000,000.00	1,192,164,714.54

Overcollateralization		119,888,441.01		131,975,191.22

Current Collection Period

Beginning Securitization Value		1,369,888,441.01
Principal Reduction Amount		45,748,535.25
Ending Securitization Value		1,324,139,905.76

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)		1,250,000,000.00
Aggregate Securitization Value (End of Period)		1,324,139,905.76
First Priority Principal Distribution Amount		-

Targeted Note Balance		1,176,876,898.35
Target Overcollateralization		10.750%
Step Down Overcollateralization		9.250%
Step Down Overcollateraliztion Date		08/17/09
Target Overcollateralization Percentage		10.750%

Calculation of Required 2007-A SUBI Collection Account Amount
Collections
Monthly Payments (net of advance reimbursements)		50,038,396.59
Sale Proceeds		351,044.53
Reallocation Payments
Recovery Proceeds		3,626.81
Termination Proceeds		9,738,091.43
Total Collections		60,131,159.36
Servicer Advances		2,182,299.04
Payments From Cap Counterparty		0.00
Cap Termination Payments		0.00
Repurchases		0.00
Total Available Funds deposited to		62,313,458.40
Series 2007-A SUBI Collection Account Amount

Collection Account

Deposits to Series 2007-A SUBI Collection Account		62,313,458.40
Withdrawals from 2007-A SUBI Collection Account
Advance Reimbursement		0.00
Servicing Fees		2,283,147.40
Note Interest Distribution Account Deposit		2,195,025.53
Priority Principal		0.00
Reserve Fund Deposit		0.00
Regular Principal Distributable Amount		57,835,285.46
Payments to Transferor		0.00
Total Distributions from 2007-A SUBI Collection Account		62,313,458.40

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance		0.00
Current Period Monthly Payment Advance		2,182,299.04
Current Period Sales Proceeds Advance		0.00
Current Reimbursement of Previous Servicer Advance		0.00
Ending Period Unreimbursed Previous Servicer Advances		2,182,299.04

Note Distribution Account

Amount Deposited from the Collection Account		60,030,311.00
Amount Deposited from the Reserve Account		0.00
Amount Paid to Noteholders		60,030,311.00

Distributions

Priority Principal
Aggregate Outstanding Note Principal		1,250,000,000.00

Monthly Principal Distributable Amount		First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes		-	57,835,285.46	57,835,285.46	177,164,714.54	246	0.75
Class A-2a Notes		-	-	-	140,000,000.00	-	1.00
Class A-2b Notes		-	-	-	274,000,000.00	-	1.00
Class A-3a Notes		-	-	-	210,000,000.00	-	1.00
Class A-3b Notes		-	-	-	391,000,000.00	-	1.00
		-	57,835,285.46	57,835,285.46	1,192,164,714.54	246

Interest Distributable Amount		Floating Rate Index (1ML)	Spread	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes				5.061600%	429,533.00	1.83
Class A-2a Notes				4.640000%	234,577.78	1.68
Class A-2b Notes		4.706250%	0.190000%	4.896250%	484,456.74	1.77
Class A-3a Notes				4.590000%	348,075.00	1.66
Class A-3b Notes		4.706250%	0.240000%	4.946250%	698,383.02	1.79
					2,195,025.53	8.72

Carryover Shortfalls

		Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall		-	-	-
Class A-2a Interest Carryover Shortfall		-	-	-
Class A-2b Interest Carryover Shortfall		-	-	-
Class A-3a Interest Carryover Shortfall		-	-	-
Class A-3b Interest Carryover Shortfall		-	-	-

Reserve Account

Beginning Period Required Amount		3,424,721.10
Beginning Period Amount		3,424,721.10
Net Investment Earnings (memo)		-
Current Period Deposit		-
Reserve Fund Draw Amount		-
Ending Period Required Amount		3,424,721.10
Ending Period Amount		3,424,721.10

Pool Statistics
		Initial	End of Period
Number of Contracts		38,331	37,935
Remaining Term		24	22
Original Term		36	36
Seasoning		12	14

		Units	Securitization Value
Early Terminations		19	758,653.06
Scheduled Terminations		1	28,042.44

		Beginning	Current Period	Cumulative
Credit Losses		-	162,774.99	162,774.99

Residual Value Losses		Beginning	Current Period	Cumulative
Net Sale Proceeds		-	-	-
Residual Values		-	-	-
Residual Value Losses		-	-	-

Delinquencies		Units	Securitization Value
31-60 Days Delinquent		271	10,405,106.00
61-90 Days Delinquent		58	2,552,358.00
Over 90 Days Delinquent		1	63,959.00